Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Minimum lease payments	$ 1,407	$ 1,605
Description of lease terms	These non-cancellable leases have remaining lease terms of between two to three years. All leases include a clause to enable upward revision of the rental charge on second year of the lease term based on pre-agreed rates and an option of the lessee to extend the lease term for a further two years.